Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$245,286,895.08	0.5218870	$221,920,928.24	0.4721722	$23,365,966.84
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$435,616,895.08	0.3286856	$412,250,928.24	0.3110553	$23,365,966.84

Weighted Avg. Coupon (WAC)	3.23%		3.23%
Weighted Avg. Remaining Maturity (WARM)	33.70		32.79
Pool Receivables Balance	$463,991,162.29		$440,109,624.08
Remaining Number of Receivables	44,686		43,599

Adjusted Pool Balance	$455,647,095.46		$432,281,128.62

III. COLLECTIONS

Principal:
Principal Collections	$23,153,315.92
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$441,206.47
Total Principal Collections	$23,594,522.39

Interest:
Interest Collections	$1,239,194.73
Late Fees & Other Charges	$52,930.56
Interest on Repurchase Principal	$-
Total Interest Collections	$1,292,125.29

Collection Account Interest	$6,567.56
Reserve Account Interest	$1,064.16
Servicer Advances	$-

Total Collections	$24,894,279.40

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,894,279.40
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,894,279.40

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$386,659.30	$-	$386,659.30	$386,659.30
Collection Account Interest					$6,567.56
Late Fees & Other Charges					$52,930.56
Total due to Servicer					$446,157.42

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$183,965.17		$183,965.17
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$306,678.17		$306,678.17	$306,678.17

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$23,982,445.81

9. Regular Principal Distribution Amount:					$23,365,966.84

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$23,365,966.84
Class A-4 Notes		$-
Class A Notes Total:	$23,365,966.84	$23,365,966.84
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$23,365,966.84	$23,365,966.84

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			616,478.97

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$8,344,066.83
Beginning Period Amount	$8,344,066.83
Current Period Amortization	$515,571.37
Ending Period Required Amount	$7,828,495.46
Ending Period Amount	$7,828,495.46
Next Distribution Date Required Amount	$7,330,878.85

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.40%	4.63%	4.63%

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	August 2016
Distribution Date	09/15/16
Transaction Month	28
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.40%	42,902	97.68%	$429,912,454.21
30 - 60 Days	1.21%	527	1.75%	$7,687,616.33
61 - 90 Days	0.33%	142	0.46%	$2,041,462.66
91-120 Days	0.06%	28	0.11%	$468,090.88
121 + Days	0.00%	0	0.00%	$-
Total		43,599		$440,109,624.08

Delinquent Receivables 30+ Days Past Due
Current Period	1.60%	697	2.32%	$10,197,169.87
1st Preceding Collection Period	1.51%	676	2.16%	$10,041,772.78
2nd Preceding Collection Period	1.47%	676	2.10%	$10,270,047.08
3rd Preceding Collection Period	1.42%	666	2.04%	$10,487,479.49
Four-Month Average	1.50%		2.16%

Repossession in Current Period		44		$667,088.38
Repossession Inventory		89		$469,379.60

Current Charge-Offs
Gross Principal of Charge-Offs				$728,222.29
Recoveries				$(441,206.47)
Net Loss				$287,015.82

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.74%

Average Pool Balance for Current Period				$452,050,393.19

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.76%
1st Preceding Collection Period				0.76%
2nd Preceding Collection Period				0.32%
3rd Preceding Collection Period				0.54%
Four-Month Average				0.59%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	62	2,128	$33,935,646.04
Recoveries	49	1,870	$(18,575,753.19)
Net Loss			$15,359,892.85
Cumulative Net Loss as a % of Initial Pool Balance			1.13%

Net Loss for Receivables that have experienced a Net Loss *	51	1,799	$15,408,122.92
Average Net Loss for Receivables that have experienced a Net Loss			$8,564.83

Principal Balance of Extensions			$2,605,831.37
Number of Extensions			173

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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